UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Select Money Market Portfolio

May 31, 2010

1.802201.106

MON-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.7%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
6/4/10	0.35% (e)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC
6/4/10	0.35 (e)	10,000,000	10,000,000
TOTAL CORPORATE BONDS			50,000,000
Certificates of Deposit - 43.7%

Domestic Certificates Of Deposit - 0.1%
State Street Bank & Trust Co., Boston
8/11/10	0.40	5,000,000	5,000,000
London Branch, Eurodollar, Foreign Banks - 10.9%
Bank of Montreal
6/7/10	0.31	23,000,000	23,000,019
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	48,000,000	48,000,000
Credit Agricole SA
6/1/10 to 7/26/10	0.25 to 0.45 (e)	208,000,000	208,000,000
Credit Industriel et Commercial
6/1/10 to 8/9/10	0.39 to 0.50	115,000,000	115,000,000
HSBC Bank PLC
8/31/10 to 12/21/10	0.53 to 0.72	74,000,000	74,000,000
ING Bank NV
6/10/10 to 7/30/10	0.25 to 0.45	116,000,000	116,000,000
Landesbank Hessen-Thuringen
7/8/10 to 10/6/10	0.63 to 0.68	88,000,000	88,000,000
National Australia Bank Ltd.
7/7/10 to 8/13/10	0.30 to 0.41	70,000,000	70,000,591
UniCredit SpA
6/3/10 to 6/16/10	0.30	54,000,000	54,000,000
			796,000,610
New York Branch, Yankee Dollar, Foreign Banks - 32.7%
Banco Bilbao Vizcaya Argentaria SA New York Branch
6/1/10 to 6/17/10	0.28 to 0.39 (e)	80,000,000	80,000,201
Bank Nova Sco Insl Dep Pg Be
8/16/10	0.43 (e)	69,000,000	68,957,772
Bank of Montreal
6/17/10 to 6/25/10	0.36 to 0.49 (e)	38,000,000	38,000,000
Bank of Nova Scotia
6/7/10 to 6/16/10	0.29 to 0.35 (e)	72,000,000	72,000,000
6/8/10 to 8/25/10	0.30 to 0.45 (e)	139,000,000	139,000,000
Bank of Tokyo-Mitsubishi
6/17/10 to 7/14/10	0.27 to 0.41	282,000,000	282,000,000
Barclays Bank PLC New York Branch
6/8/10	0.46 (e)	35,000,000	35,000,000
BNP Paribas New York Branch
8/3/10 to 9/20/10	0.33 to 0.45	261,000,000	261,000,000
BNP Paribas SA
8/5/10 to 8/12/10	0.40	61,000,000	61,000,000

Due Date	Yield (a)	Principal Amount	Value
Calyon New York Branch
7/6/10	0.40%	$ 61,000,000	$ 61,000,000
Canadian Imperial Bank of Commerce New York Branch
6/9/10 to 6/17/10	0.35 to 0.37 (e)	99,000,000	99,000,000
Commerzbank AG New York Branch
7/14/10 to 8/10/10	0.40 to 0.45	71,000,000	71,000,000
Deutsche Bank AG New York Branch
7/28/10	0.46	50,000,000	50,000,000
Dnb Nor Bank ASA New York Branch
8/20/10	0.45	25,000,000	25,000,000
Intesa Sanpaolo SpA
9/9/10	0.35	34,000,000	34,000,000
Intesa Sanpaolo SpA New York Branch
6/23/10	0.39 (e)	13,000,000	13,000,000
Mizuho Corporate Bank Ltd.
6/2/10 to 6/15/10	0.25 to 0.35	59,000,000	59,000,000
Natexis Banques Populaires New York Branch
6/8/10 to 6/15/10	0.30	104,000,000	104,000,000
Natixis New York Branch
6/22/10	1.47 (e)	40,000,000	40,000,000
Rabobank Nederland
6/7/10 to 6/30/10	0.28 to 0.35 (e)	117,000,000	117,000,000
Rabobank Nederland New York Branch
6/3/10 to 8/30/10	0.28 to 0.35 (e)	189,000,000	189,000,000
Royal Bank of Canada
7/1/10	0.61 (e)	75,000,000	75,000,000
Royal Bank of Canada New York Branch
6/14/10 to 6/29/10	0.34 to 0.35 (e)	20,000,000	20,000,000
Skandinaviska Enskilda Banken New York Branch
6/7/10 to 6/17/10	0.35 to 0.40	54,000,000	54,000,000
Societe Generale
8/5/10	0.65 (e)	13,000,000	13,000,000
Societe Generale Institutional CD Program
6/2/10 to 6/7/10	0.31 to 0.33 (e)	112,000,000	112,000,000
Sumitomo Mitsui Banking Corp.
6/28/10 to 6/30/10	0.38 to 0.40	45,000,000	45,000,000
Svenska Handelsbanken AB
8/19/10	0.44	11,000,000	11,000,000
Svenska Handelsbanken New York
9/15/10	0.54	50,000,000	50,000,728
Toronto-Dominion Bank
6/7/10 to 6/29/10	0.28 to 0.35 (e)	17,000,000	17,000,000
Toronto-Dominion Bank New York Branch
6/4/10 to 12/20/10	0.28 to 0.50 (e)	66,000,000	66,000,000
UBS AG
6/8/10	0.30	23,000,000	23,000,000
			2,384,958,701
TOTAL CERTIFICATES OF DEPOSIT			3,185,959,311
Commercial Paper - 20.4%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
7/26/10	0.39% (e)	$ 37,000,000	$ 37,000,000
American Honda Finance Corp.
9/8/10	0.35	66,000,000	65,936,475
Amsterdam Funding Corp.
6/16/10	0.33	37,000,000	36,994,913
Australia & New Zealand Banking Group Ltd.
8/24/10 to 8/31/10	0.44 to 0.45	23,000,000	22,975,168
Autobahn Funding
6/11/10	0.39	9,000,000	8,999,025
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/8/10 to 6/22/10	0.25 to 0.28	71,000,000	70,992,878
Commerzbank U.S. Finance, Inc.
6/14/10 to 8/10/10	0.40 to 0.45	113,000,000	112,955,536
Commonwealth Bank of Australia
9/10/10	0.33	40,000,000	39,963,528
Credit Suisse New York Branch
8/2/10	0.44	70,000,000	69,946,956
CVS Caremark Corp.
6/1/10	0.49 (e)	22,000,000	22,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
6/3/10 to 6/17/10	0.25 to 0.40	26,000,000	25,998,267
Danske Corp.
7/6/10 to 8/31/10	0.35 to 0.55	45,000,000	44,961,699
DnB NOR Bank ASA
6/1/10 to 6/21/10	0.27 to 0.33 (e)	67,000,000	67,000,000
Groupe BPCE
6/25/10	0.45	14,000,000	13,995,800
Hannover Funding Co. LLC
6/23/10	0.65	34,000,000	33,986,494
Intesa Funding LLC
9/10/10 to 9/16/10	0.35	43,000,000	42,957,251
Irish Republic
6/10/10	0.40	16,000,000	15,998,400
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	30,000,000	29,975,080
Manhattan Asset Funding Co. LLC
6/2/10 to 6/10/10	0.35	27,000,000	26,998,804
Natexis Banques Populaires U.S. Finance Co. LLC
6/1/10 to 6/18/10	0.30 to 0.45	102,000,000	101,988,688
Nationwide Building Society
6/1/10	0.25	6,000,000	6,000,000
Norddeutsche Landesbank
6/1/10 to 6/21/10	0.40 to 0.55	38,000,000	37,992,361
Nordea North America, Inc.
7/6/10 to 11/3/10	0.30 to 0.53	150,300,000	150,148,033
Societe Generale North America, Inc.
6/3/10 to 6/28/10	0.36 to 0.40	114,000,000	113,983,720
Sumitomo Mitsui Banking Corp.
6/21/10 to 7/1/10	0.40	19,000,000	18,995,000

Due Date	Yield (a)	Principal Amount	Value
Sumitomo Trust & Banking Co. Ltd. New York Branch
6/28/10	0.44%	$ 14,000,000	$ 13,995,380
Svenska Handelsbanken, Inc.
7/7/10	0.30	22,000,000	21,993,400
Toyota Credit Canada, Inc.
6/1/10	0.30	12,000,000	12,000,000
Toyota Motor Credit Corp.
7/27/10 to 8/25/10	0.40 to 0.58	49,000,000	48,955,198
UBS Finance, Inc.
7/13/10	0.44	65,000,000	64,966,633
Westpac Banking Corp.
6/14/10 to 6/16/10	0.37 to 0.39 (e)	105,000,000	105,000,000
TOTAL COMMERCIAL PAPER			1,485,654,687
U.S. Government and Government Agency Obligations - 2.9%

Other Government Related - 2.9%
Bank of America NA (FDIC Guaranteed)
6/14/10 to 7/29/10	0.29 to 0.38 (d)(e)	113,347,000	113,347,000
Citibank NA (FDIC Guaranteed)
6/30/10	0.34 (d)(e)	5,000,000	5,000,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/10 to 3/11/11	0.34 to 0.46 (d)(e)	79,125,000	79,233,275
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
8/3/10	0.39 (c)	18,000,000	17,987,715
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			215,567,990
Federal Agencies - 2.3%

Federal Home Loan Bank - 2.3%
6/4/10 to 8/17/10	0.22 to 0.76 (e)	168,000,000	167,977,886
U.S. Treasury Obligations - 7.2%

U.S. Treasury Bills - 6.5%
6/3/10 to 12/16/10	0.27 to 0.60	477,000,000	476,543,316
U.S. Treasury Notes - 0.7%
8/15/10	0.40	50,000,000	50,381,119
TOTAL U.S. TREASURY OBLIGATIONS			526,924,435
Bank Notes - 0.7%
Due Date	Yield (a)	Principal Amount	Value
Bank of America NA
6/4/10 to 6/7/10	0.25 to 0.33% (e)	$ 48,000,000	$ 48,000,000
Medium-Term Notes - 6.4%

Banque Federative du Credit Mutuel
8/27/10	1.04 (b)(e)	28,000,000	28,000,000
Berkshire Hathaway, Inc.
8/10/10	0.35 (e)	18,500,000	18,500,000
BNP Paribas SA
8/13/10	0.67 (e)	36,000,000	36,000,000
BP Capital Markets PLC
6/11/10	0.39 (e)	25,000,000	25,000,000
Cellco Partnership
6/27/10	0.89 (b)(e)	34,000,000	34,000,000
Commonwealth Bank of Australia
6/4/10 to 6/15/10	0.33 to 0.39 (b)(e)	98,000,000	98,000,000
Metropolitan Life Global Funding I
9/2/10	1.29 (b)(e)	28,500,000	28,578,158
Royal Bank of Canada
6/15/10	0.78 (b)(e)	50,000,000	50,000,000
Verizon Communications, Inc.
6/15/10	0.76 (e)	17,000,000	17,000,000
Westpac Banking Corp.
6/23/10 to 8/11/10	0.31 to 0.44 (b)(e)	136,000,000	136,000,000
TOTAL MEDIUM-TERM NOTES			471,078,158
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
7/1/10	0.64 (e)(g)	5,000,000	5,000,000
Time Deposits - 0.6%

Banco Santander SA
6/23/10 to 7/9/10	0.35 to 0.40	45,000,000	45,000,000
Municipal Securities - 0.0%

California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, 0.23%, VRDN
6/4/10	0.23 (e)	2,900,000	2,900,000
Repurchase Agreements - 17.5%
	Maturity Amount	Value
In a joint trading account at 0.21% dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) #	$ 228,588,345	$ 228,583,000
With:
Barclays Capital, Inc. at:
0.45%, dated:
5/14/10 due 6/4/10 (Collateralized by Mortgage Loan Obligations valued at $5,401,215, 0.49%, 2/25/37)	5,001,313	5,000,000
5/17/10 due 6/17/10 (Collateralized by Equity Securities valued at $18,363,446)	17,006,588	17,000,000
0.5%, dated:
5/17/10 due 6/17/10 (Collateralized by Corporate Obligations valued at $5,251,094, 0.68% - 5.13%, 9/17/13 - 6/1/16)	5,002,153	5,000,000
5/26/10 due 6/9/10 (Collateralized by Mortgage Loan Obligations valued at $12,961,080, 0.49%, 2/25/37 - 10/25/46)	12,002,333	12,000,000
0.55%, dated 5/25/10 due 6/24/10 (Collateralized by Mortgage Loan Obligations valued at $11,881,271, 0.49%, 2/25/37)	11,005,042	11,000,000
BNP Paribas Securities Corp. at 0.22%, dated:
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $12,363,550, 4.5% - 6.5%, 8/25/22 - 2/25/40)	12,006,600	12,000,000
4/16/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $12,363,474, 0.84% - 5.5%, 9/15/18 - 4/15/40)	12,006,600	12,000,000
Citigroup Global Capital Markets, Inc. at 0.23%, dated 4/26/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $12,302,262, 2.83% - 6%, 6/15/21 - 5/15/40)	12,006,133	12,000,000
Citigroup Global Markets, Inc. at 0.62%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $265,698,303, 0.45% - 12%, 11/18/10 - 4/7/52)	246,016,947	246,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government Obligations valued at $43,863,801, 7%, 10/1/38)	$ 43,018,633	$ 43,000,000
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $11,916,881, 0% - 12%, 6/15/11 - 6/25/36)	11,011,807	11,000,000
0.45%, dated:
3/24/10 due:
6/22/10 (Collateralized by Mortgage Loan Obligations valued at $6,717,744, 0.67% - 6.21%, 7/17/19 - 7/10/39)	6,006,750	6,000,000
6/25/10 (Collateralized by Corporate Obligations valued at $13,175,493, 0.53% - 6.85%, 11/1/15 - 3/19/46)	12,013,950	12,000,000
6/30/10 (Collateralized by Mortgage Loan Obligations valued at $6,504,336, 0.84% - 10%, 5/1/16 - 4/15/40)	6,007,350	6,000,000
4/8/10 due 7/7/10 (Collateralized by Mortgage Loan Obligations valued at $13,119,037, 0.51% - 10%, 8/15/13 - 9/25/37)	12,013,500	12,000,000
4/13/10 due 7/12/10 (Collateralized by Mortgage Loan Obligations valued at $13,004,295, 0.84% - 10%, 5/1/16 - 4/15/40)	12,013,500	12,000,000
4/20/10 due:
7/20/10 (Collateralized by Mortgage Loan Obligations valued at $6,558,983, 2.8% - 11.5%, 8/15/13 - 4/15/40)	6,006,825	6,000,000
7/22/10 (Collateralized by Mortgage Loan Obligations valued at $12,950,457, 0.84% - 10.25%, 5/15/13 - 4/15/40)	12,013,950	12,000,000
4/28/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $11,950,189, 0.52% - 12.25%, 8/1/11 - 4/15/40)	11,012,375	11,000,000
4/30/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $12,065,764, 2.8% - 9.88%, 5/15/13 - 2/25/35)	11,012,375	11,000,000

	Maturity Amount	Value
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Corporate Obligations valued at $6,480,575, 0.65% - 12%, 8/15/13 - 4/15/40)	$ 6,007,128	$ 6,000,000
8/12/10 (Collateralized by Corporate Obligations valued at $6,303,710, 0.47% - 9.25%, 8/15/13 - 4/15/17)	6,007,363	6,000,000
Goldman Sachs & Co. at 0.32%, dated 5/27/10 due 6/3/10 (Collateralized by Commercial Paper Obligations valued at $16,480,733, 7/26/10) (e)(f)	16,000,996	16,000,000
ING Financial Markets LLC at:
0.23%, dated:
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $23,698,703, 6%, 11/15/33 - 3/15/34)	23,013,225	23,000,000
4/26/10 due 7/26/10 (Collateralized by U.S. Government Obligations valued at $23,695,885, 4.5% - 6%, 12/15/30 - 3/15/35)	23,013,372	23,000,000
0.56%, dated 5/24/10 due 8/23/10 (Collateralized by Corporate Obligations valued at $11,552,077, 4.25% - 5.88%, 3/1/13 - 12/16/36)	11,015,571	11,000,000
J.P. Morgan Securities, Inc. at 0.68%, dated 5/25/10 due 7/26/10 (Collateralized by Corporate Obligations valued at $6,300,631, 2.48%, 5/20/19)	6,007,027	6,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.77%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $1,050,090, 4% - 7.2%, 1/15/15 - 3/15/39)	1,000,086	1,000,000
Morgan Stanley & Co., Inc. at:
0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $22,465,583, 2.09% - 8.5%, 1/1/12 - 12/1/39)	22,020,472	22,000,000
0.4%, dated 5/19/10 due 6/18/10 (Collateralized by Corporate Obligations valued at $8,401,214, 3.75% - 5.75%, 3/15/11 - 9/15/17)	8,002,667	8,000,000
0.45%, dated 4/5/10 due 6/4/10 (Collateralized by Corporate Obligations valued at $19,453,851, 6% - 11%, 12/12/11 - 6/1/27)	18,013,500	18,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
0.55%, dated 5/21/10 due 6/21/10 (Collateralized by Mortgage Loan Obligations valued at $5,250,883, 5.8%, 8/10/45)	$ 5,002,368	$ 5,000,000
0.7%, dated 4/14/10 due 7/13/10 (Collateralized by Corporate Obligations valued at $49,726,368, 0.42% - 5.57%, 6/25/36 - 3/25/37)	46,080,500	46,000,000
RBC Capital Markets Co. at:
0.49%, dated 5/5/10 due 6/7/10 (Collateralized by Mortgage Loan Obligations valued at $19,115,569, 1.24% - 7%, 8/25/23 - 3/25/37)	16,007,187	16,000,000
0.55%, dated 5/21/10 due 8/20/10 (Collateralized by Corporate Obligations valued at $6,301,059, 0% - 0.18%, 3/1/41 - 7/1/47)	6,008,342	6,000,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $6,449,411, 1.5% - 3.88%, 11/15/11 - 12/15/37)	6,026,230	6,000,000
RBS Securities, Inc. at 0.68%, dated 5/21/10 due 6/18/10 (Collateralized by U.S. Government Obligations valued at $37,749,252, 4% - 6%, 10/1/19 - 4/20/40)	37,019,569	37,000,000
RBS Securities, Inc. at 0.22%, dated 4/22/10 due 6/21/10 (Collateralized by U.S. Government Obligations valued at $12,244,174, 5.5%, 3/1/20 - 9/1/33)	12,004,400	12,000,000
UBS Securities LLC at:
0.23%, dated 4/28/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $23,477,405, 6.5%, 10/15/38)	23,011,462	23,000,000
0.45%, dated:
4/29/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $9,808,611, 6.5% - 10.25%, 4/1/12 - 3/15/28)	9,010,238	9,000,000
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $5,525,711, 7.75% - 8.5%, 2/15/14 - 1/15/18)	5,005,625	5,000,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $11,753,963, 0.03% - 0.56%, 10/15/19 - 4/15/22)	11,012,513	11,000,000

	Maturity Amount	Value
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $9,540,784, 0.56%, 4/15/22)	$ 9,011,250	$ 9,000,000
0.55%, dated 5/12/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $3,242,142, 4.25% - 5.8%, 7/15/14 - 4/15/40)	3,004,125	3,000,000
0.58%, dated 5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $4,361,131, 5.8% - 6.5%, 5/1/16 - 4/15/40)	4,005,993	4,000,000
Wells Fargo Securities, LLC at:
0.35%, dated 5/28/10 due 6/1/10 (Collateralized by Corporate Obligations valued at $238,938,153, 0% - 9.25%, 6/7/10 - 9/30/66)	228,008,867	228,000,000
0.4%, dated 4/27/10 due 7/27/10 (Collateralized by Commercial Paper Obligations valued at $7,212,804, 6/8/10 - 6/30/10)	7,007,078	7,000,000
0.46%, dated 5/6/10 due 8/6/10 (Collateralized by Commercial Paper Obligations valued at $7,212,396, 6/9/10 - 6/30/10)	7,008,229	7,000,000
TOTAL REPURCHASE AGREEMENTS		1,276,583,000
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $7,480,645,467)	7,480,645,467
NET OTHER ASSETS - (2.5)%	(183,113,437)
NET ASSETS - 100%	$ 7,297,530,673
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,578,158 or 5.1% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $17,987,715, or 0.2% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $197,580,275 or 2.7% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Metropolitan Life Insurance Co. 0.64%, 7/1/10	3/26/02	$ 5,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$228,583,000 due 6/01/10 at 0.21%
BNP Paribas Securities Corp.	$ 16,910,989
Bank of America, NA	41,547,459
Barclays Capital, Inc.	27,903,132
Citigroup Global Markets, Inc.	10,146,594
Credit Agricole Securities (USA) Inc.	6,764,396
Credit Suisse Securities (USA) LLC	13,528,791
Deutsche Bank Securities, Inc.	20,293,187
ING Financial Markets LLC	10,146,594
J.P. Morgan Securities, Inc.	13,528,791
Merrill Lynch Government Securities, Inc.	6,764,396
Morgan Stanley & Co., Inc.	6,764,396
RBC Capital Markets Corp.	1,860,209
RBS Securities, Inc.	6,764,396
Societe Generale, New York Branch	16,910,989
UBS Securities LLC	10,823,033
Wachovia Bank NA	13,528,791
Wells Fargo Securities LLC	4,396,857
$ 228,583,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2010, the cost of investment securities for income tax purposes was $7,480,645,467.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2010

1.832125.104

LBX-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.2%
	Principal Amount	Value
U.S. Treasury Obligations - 98.2%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 11,886,000	$ 10,455,972
4.25% 5/15/39	16,346,000	16,412,397
4.375% 2/15/38	7,351,000	7,550,859
4.375% 11/15/39	20,235,000	20,740,875
4.375% 5/15/40	7,401,000	7,599,939
4.5% 2/15/36	11,407,000	12,002,309
4.5% 5/15/38	9,863,000	10,339,196
4.5% 8/15/39	19,000,000	19,872,822
4.625% 2/15/40	20,906,000	22,323,677
4.75% 2/15/37	6,822,000	7,455,163
5% 5/15/37	6,950,000	7,888,250
5.25% 11/15/28	4,590,000	5,315,078
5.25% 2/15/29	4,566,000	5,285,857
5.375% 2/15/31	7,001,000	8,269,931
5.5% 8/15/28	4,586,000	5,458,055
6% 2/15/26	5,212,000	6,487,314
6.125% 11/15/27	7,782,000	9,873,413
6.125% 8/15/29	3,918,000	5,008,920
6.25% 8/15/23	8,910,000	11,193,188
6.25% 5/15/30	7,090,000	9,229,188
6.375% 8/15/27	2,881,000	3,745,300
6.5% 11/15/26	3,522,000	4,620,424
6.625% 2/15/27	3,057,000	4,063,422
6.75% 8/15/26	2,765,000	3,709,419
6.875% 8/15/25	4,599,000	6,174,158
7.125% 2/15/23	5,158,000	6,923,810
7.25% 8/15/22	3,831,000	5,177,236
7.5% 11/15/24	3,804,000	5,345,807
7.625% 11/15/22	2,201,000	3,064,893
7.625% 2/15/25	3,720,000	5,294,025
7.875% 2/15/21	3,905,000	5,435,881
8% 11/15/21	11,156,000	15,778,767
8.125% 5/15/21	3,254,000	4,617,627
8.125% 8/15/21	3,270,000	4,651,575
8.75% 8/15/20	5,426,000	7,921,960
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $285,645,091)		295,286,707
Cash Equivalents - 2.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $6,559,000)	$ 6,559,152	$ 6,559,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $292,204,091)		301,845,707
NET OTHER ASSETS - (0.4)%		(1,308,001)
NET ASSETS - 100%		$ 300,537,706
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,559,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 441,623
Bank of America, NA	4,176,120
J.P. Morgan Securities, Inc.	446,266
Mizuho Securities USA, Inc.	1,494,991
$ 6,559,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $293,327,068. Net unrealized appreciation aggregated $8,518,639, of which $10,551,442 related to appreciated investment securities and $2,032,803 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Intermediate
Treasury Bond Index

May 31, 2010

1.832120.104

ITB-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount	Value
U.S. Treasury Obligations - 98.8%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 21,046,000	$ 26,639,627
7.5% 11/15/16	16,080,000	20,743,200
8.125% 8/15/19	14,448,000	20,070,309
8.5% 2/15/20	8,019,000	11,465,294
8.75% 5/15/17	12,715,000	17,602,328
8.875% 8/15/17	9,196,000	12,865,774
8.875% 2/15/19	10,724,000	15,433,348
9% 11/15/18	6,848,000	9,907,132
9.125% 5/15/18	5,573,000	8,046,453
9.25% 2/15/16	6,430,000	8,800,561
9.875% 11/15/15	4,605,000	6,402,387
10.625% 8/15/15	3,152,000	4,464,020
U.S. Treasury Notes:
2.375% 3/31/16	27,401,000	27,238,293
2.625% 2/29/16	22,348,000	22,550,518
2.625% 4/30/16	22,694,000	22,834,067
2.75% 11/30/16	41,696,000	41,845,855
2.75% 5/31/17	18,193,000	18,184,467
2.75% 2/15/19	65,718,000	63,577,039
3% 8/31/16	49,083,000	50,145,205
3% 9/30/16	34,032,000	34,733,910
3% 2/28/17	40,290,000	40,944,713
3.125% 10/31/16	37,725,000	38,744,744
3.125% 1/31/17	31,333,000	32,091,854
3.125% 4/30/17	39,085,000	40,037,697
3.125% 5/15/19	70,407,000	69,757,918
3.25% 6/30/16	23,649,000	24,565,399
3.25% 7/31/16	27,281,000	28,344,523
3.25% 12/31/16	42,959,000	44,355,168
3.25% 3/31/17	37,864,000	39,118,245
3.375% 11/15/19	84,506,000	85,027,571
3.5% 2/15/18	40,688,000	42,353,685
3.5% 5/15/20	28,469,000	28,940,447
3.625% 8/15/19	73,933,000	75,948,857
3.625% 2/15/20	84,194,000	86,358,036
3.75% 11/15/18	61,013,000	63,896,840
3.875% 5/15/18	32,878,000	34,963,715
4% 8/15/18	34,029,000	36,408,376
4.25% 8/15/15	31,213,000	34,380,620
4.25% 11/15/17	27,045,000	29,671,313
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 11/15/15	$ 27,884,000	$ 31,132,040
4.5% 2/15/16	25,340,000	28,228,355
4.5% 5/15/17	22,926,000	25,592,936
4.625% 11/15/16	34,576,000	38,727,817
4.625% 2/15/17	22,966,000	25,757,793
4.75% 8/15/17	23,459,000	26,559,998
4.875% 8/15/16	8,029,000	9,131,109
5.125% 5/15/16	16,137,000	18,537,379
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,479,947,515)		1,523,126,935
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $11,408,000)	$ 11,408,265	11,408,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,491,355,515)		1,534,534,935
NET OTHER ASSETS - 0.5%		7,532,947
NET ASSETS - 100%		$ 1,542,067,882
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,408,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 768,111
Bank of America, NA	7,263,481
J.P. Morgan Securities, Inc.	776,186
Mizuho Securities USA, Inc.	2,600,222
$ 11,408,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,491,458,560. Net unrealized appreciation aggregated $43,076,375, of which $45,410,110 related to appreciated investment securities and $2,333,735 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Short-Term Treasury
Bond Index Fund

May 31, 2010

1.832122.104

STD-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount	Value
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds 11.25% 2/15/15	$ 1,617,000	$ 2,288,939
U.S. Treasury Notes:
0.75% 11/30/11	10,103,000	10,118,387
0.875% 1/31/12	10,407,000	10,437,087
0.875% 2/29/12	10,759,000	10,789,233
1% 7/31/11	10,352,000	10,411,441
1% 8/31/11	10,395,000	10,454,688
1% 9/30/11	9,781,000	9,837,925
1% 10/31/11	10,759,000	10,817,002
1% 12/31/11	10,338,000	10,390,093
1% 4/30/12	10,715,000	10,763,968
1.125% 6/30/11	8,651,000	8,713,183
1.125% 12/15/11	6,786,000	6,836,630
1.125% 1/15/12	7,025,000	7,077,961
1.125% 12/15/12	9,747,000	9,756,903
1.375% 2/15/12	7,071,000	7,154,692
1.375% 3/15/12	5,741,000	5,814,330
1.375% 4/15/12	5,892,000	5,966,339
1.375% 5/15/12	7,636,000	7,729,663
1.375% 9/15/12	8,083,000	8,168,882
1.375% 10/15/12	9,376,000	9,467,566
1.375% 11/15/12	9,312,000	9,391,301
1.375% 1/15/13	9,667,000	9,727,419
1.375% 2/15/13	9,669,000	9,721,880
1.375% 3/15/13	9,459,000	9,509,227
1.5% 7/15/12	6,953,000	7,055,668
1.5% 12/31/13	6,835,000	6,811,501
1.75% 11/15/11	5,338,000	5,425,992
1.75% 8/15/12	7,651,000	7,802,230
1.75% 4/15/13	9,470,000	9,611,292
1.75% 1/31/14	5,528,000	5,550,891
1.75% 3/31/14	6,739,000	6,751,636
1.875% 6/15/12	6,355,000	6,497,988
1.875% 2/28/14	5,067,000	5,104,607
1.875% 4/30/14	7,100,000	7,139,384
2% 11/30/13	5,309,000	5,389,049
2.125% 11/30/14	10,270,000	10,351,842
2.125% 5/31/15	9,470,000	9,481,838
2.25% 5/31/14	6,402,000	6,523,036
2.25% 1/31/15	10,151,000	10,258,063
2.375% 8/31/14	8,838,000	9,024,429
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 9/30/14	$ 9,381,000	$ 9,564,952
2.375% 10/31/14	9,327,000	9,498,971
2.375% 2/28/15	10,097,000	10,259,461
2.5% 3/31/13	2,941,000	3,052,437
2.5% 3/31/15	10,035,000	10,248,244
2.5% 4/30/15	9,932,000	10,132,189
2.625% 6/30/14	7,734,000	7,980,521
2.625% 7/31/14	8,175,000	8,433,665
2.625% 12/31/14	10,270,000	10,562,058
2.75% 2/28/13	3,380,000	3,527,875
2.75% 10/31/13	5,148,000	5,358,342
3.125% 4/30/13	4,094,000	4,321,409
3.125% 8/31/13	15,559,000	16,403,807
3.375% 11/30/12	36,542,000	38,685,996
3.375% 6/30/13	4,164,000	4,427,502
3.375% 7/31/13	4,732,000	5,029,226
3.625% 12/31/12	2,582,000	2,754,671
3.875% 10/31/12	3,289,000	3,519,743
4% 2/15/14	6,170,000	6,700,237
4% 2/15/15	7,334,000	7,985,465
4.125% 5/15/15	3,244,000	3,553,701
4.25% 8/15/13	6,834,000	7,455,470
4.25% 11/15/13	6,539,000	7,149,991
4.25% 8/15/14	4,881,000	5,364,522
4.25% 11/15/14	5,486,000	6,037,601
4.375% 8/15/12	3,132,000	3,375,463
4.5% 11/30/11	3,747,000	3,964,502
4.5% 3/31/12	3,986,000	4,265,797
4.5% 4/30/12	3,138,000	3,363,666
4.625% 8/31/11	4,214,000	4,428,320
4.625% 10/31/11	17,641,000	18,652,606
4.625% 12/31/11	4,114,000	4,374,017
4.625% 2/29/12	3,751,000	4,009,466
4.625% 7/31/12	3,382,000	3,660,751
4.75% 5/31/12	3,038,000	3,278,190
4.75% 5/15/14	5,627,000	6,281,578
4.875% 7/31/11	6,834,000	7,181,837
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 3,840,000	$ 4,115,700
4.875% 6/30/12	2,531,000	2,748,112
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $603,293,835)		611,832,246
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $640,000)	$ 640,015	640,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $603,933,835)		612,472,246
NET OTHER ASSETS - 0.8%		4,867,461
NET ASSETS - 100%		$ 617,339,707
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$640,000 due 6/01/10 at 0.21%
Banc of America Securities LLC	$ 43,092
Bank of America, NA	407,488
J.P. Morgan Securities, Inc.	43,545
Mizuho Securities USA, Inc.	145,875
$ 640,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $603,969,186. Net unrealized appreciation aggregated $8,503,060, of which $8,541,648 related to appreciated investment securities and $38,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010